Selling, general and administrative expenses - Narrative (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Other long-term employee benefits	SFr 64.3	SFr 39.1
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	17.8	10.4
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	SFr 2.1	SFr 1.3